INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Net operating loss carry forward	$ 3,150,957	$ 1,985,312
Corporate tax rate	21.00%
Description of expiration of operating loss carryforwards	Expire in the year 2032